Commission income (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Coming from collection and payment services
Bills	€ 220	€ 232	€ 245
Demand accounts	1,504	1,457	1,526
Cards	4,207	4,278	4,012
Orders	704	698	625
Cheques and other	138	128	172
Coming from collection and payment services	6,773	6,793	6,580
Coming from non-banking financial products
Investment funds	1,462	1,092	1,017
Pension funds	194	178	167
Insurance	2,923	2,715	2,743
Coming from non-banking financial products	4,579	3,985	3,927
Coming from Securities services
Securities underwriting and placement	598	511	438
Securities trading	472	348	339
Administration and custody	370	354	321
Asset management	254	341	446
Coming from Securities services	1,694	1,554	1,544
Other
Foreign exchange	907	846	822
Financial guarantees	562	486	433
Commitment fees	542	549	506
Other fees and commissions	2,545	2,108	2,055
Other	4,556	3,989	3,816
Total commission income	€ 17,602	€ 16,321	€ 15,867